Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	Discontinued Operations

The disposal of PIHL Group described in Note 1 was completed on 11 October, 2016.

The Share Transfer Agreement (the “Agreement”) also contains an earnout structure. Subject to terms and conditions thereof, Remaining Amount (as the capitalized term is defined in the Agreement), capped at RMB375 Million in the aggregate, shall be paid to the Company in the event that the audited net profit of PIHL (after deducting all non-recurring gains and losses and on a consolidated basis) for the fiscal years of 2016, 2017 and 2018 shall be no less than HK$161,211, HK$177,088 and HK$195,408, respectively.

The disposal represents a strategic shift and has a major effect on the Group’s results of operations. The disposed entities are accounted as discontinued operations in the consolidated financial statements for the years ended December 31, 2015 and 2016. A gain of HK$540,921 was recognized on the disposal including in net income from discontinuing operation, which is determined based on the total consideration of HK$1,149,128 equivalent.

The financial results of the disposed business lines are set out below. Based on the Group’s management accounts, the assets, liabilities as of December 31, 2015 the revenues and expenses for the years ended December 31, 2015 and 2016 have been reclassified as discontinued operations to retrospectively reflect the changes.

Carrying amounts of assets disposed

December 31,
2015
HK$

Cash and cash equivalents	163,696
Trade receivables, net	303,681
Inventories	105,221
Deposits, prepayment and other receivables	42,345
Tax prepayment	3,431
Current assets of discontinued operations	618,374

Property, plant and equipment, net	190,776
Deferred tax assets	13,260
Non-current assets of discontinued operations	204,036
Total assets of discontinued operations	822,410

Carrying amounts of liabilities disposed

December 31,
2015
HK$

Bank borrowings	29,223
Trade payables	111,659
Other payables and accruals	141,606
Tax payable	65,107
Current liabilities of disposal liabilities	347,595
Total liabilities of disposal liabilities	347,595

Consolidated statement of operations and comprehensive income

	For the year ended December 31,
	2015	2016	2017
	HK$	HK$	HK$

Revenue	1,298,493	1,073,536	-
Cost of sales	(977,851)	(778,059)	-

Gross profit	320,642	295,477	-
Other revenue	6,200	5,897	-
Selling, general and administrative expenses	(158,882)	(125,520)	-
Gain/(loss) on disposal of property, plant and equipment	(841)	1,197	-
Written off of property, plant and equipment	(2,798)	-	-
Gain on disposal of PIHL	-	540,921	141,341
Interest income	311	294	-
Finance costs	(1,428)	(545)	-

Profit before income tax	163,204	717,721	-
Income tax expense	(29,952)	(31,187)	-

Profit for the year	133,252	686,534	141,341

Other comprehensive income
Exchange gain on translation of financial statements of foreign operations	(1,566)	(12,241)	-
Income from discontinued operations attributable to members of the Company	131,686	674,293	141,341